SUBSEQUENT EVENTS (Details) - USD ($)		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Total Notes Payable		$ 58,259,000	$ 65,816,000
Stated interest rate		12.00%	10.00%
Issuance of note receivable		$ 7,557,000	$ 696,000
Subsequent event | Interest Rate Swap
Subsequent Event [Line Items]
Stated interest rate	8.58%
Derivative, notional amount	$ 50,000,000
Senior Secured Credit Facility | Subsequent event
Subsequent Event [Line Items]
Total Notes Payable	$ 50,000,000
Stated interest rate	8.75%
Interest repayment period	2 years
Principal and interest repayment period	3 years
Repayment amortization period	15 years
Debt instrument, periodic payment terms, balloon payment to be paid	$ 40,000,000
Debt instrument, covenant, lending institution throughout amount	$ 10,000,000
Debt instrument, covenant, fixed charge coverage ratio	125.00%
Issuance of note receivable	$ 40,600,000
Senior Secured Credit Facility | Subsequent event | Prime Rate
Subsequent Event [Line Items]
Stated interest rate	1.25%